CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	$ 1,369,861	¥ 8,938,341	¥ 1,296,215
Restricted cash	189,146	1,234,178	140,027
Time deposits and short-term investments	3,019,369	19,701,382	2,272,653
Trade receivable	17,709	115,549	8,303
Inventories	160,614	1,048,004	518,086
Prepayments and other current assets	54,200	353,655	812,956
Assets held for sale, current			17,599
Total current assets	4,810,899	31,391,109	5,065,839
Non-current assets:
Long-term investments	24,958	162,853	126,181
Property, plant and equipment, net	379,875	2,478,687	2,795,122
Operating lease right-of-use assets, net	195,710	1,277,006	510,227
Intangible assets, net	104,717	683,281	673,867
Other non-current assets	49,224	321,184	311,933
Deferred tax assets	9,066	59,156
Assets held for sale, non-current			30,253
Total non-current assets	763,550	4,982,167	4,447,583
Total assets	5,574,449	36,373,276	9,513,422
Current liabilities:
Short-term borrowings			238,957
Trade and notes payable	484,370	3,160,515	624,666
Amounts due to related parties	2,943	19,206	9,764
Deferred revenue, current	41,611	271,510	56,695
Operating lease liabilities, current	32,265	210,531	177,526
Finance lease liabilities, current			360,781
Warrants and derivative liabilities			1,648,690
Accruals and other current liabilities	99,227	647,459	867,259
Convertible debts, current			692,520
Liabilities held for sale, current			2,862
Total current liabilities	660,416	4,309,221	4,679,720
Non-current liabilities:
Long-term borrowings	78,412	511,638
Deferred revenue, non-current	20,790	135,658	5,943
Operating lease liabilities, non-current	157,127	1,025,253	241,109
Finance lease liabilities, non-current	56,227	366,883
Deferred tax liabilities	5,565	36,309
Other non-current liabilities	28,309	184,717	5,519
Total non-current liabilities	346,430	2,260,458	252,571
Total liabilities	1,006,846	6,569,679	4,932,291
Commitments and contingencies (Note 28)
MEZZANINE EQUITY
Total mezzanine equity			10,255,662
SHAREHOLDERS' (DEFICIT)/EQUITY
Additional paid-in capital	5,714,907	37,289,761
Accumulated other comprehensive income/(loss)	(154,041)	(1,005,184)	15,544
Accumulated deficit	(993,444)	(6,482,225)	(5,690,240)
Total shareholders' (deficit)/equity	4,567,603	29,803,597	(5,674,531)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	5,574,449	36,373,276	9,513,422
Series Pre-A convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity			434,886
Series A1 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity			980,949
Series A2 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity			1,074,959
Series A3 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity			619,770
Series B1 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity			1,347,607
Series B2 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity			710,303
Series B3 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity			1,551,080
Series C Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity			3,536,108
Class A Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	145	1,010	10
Class B Ordinary Shares
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary shares	$ 36	¥ 235	¥ 155